Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets.
Schedule of intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019
Cost	690,910	44,033	—	89,561	325,081	126,015	960	68,610	1,345,170
Accumulated amortization	(556,584)	(7,212)	—	(13,529)	—	—	(24)	(9,746)	(587,095)
Net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075

Year ended December 31, 2019
Opening net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075
Acquisition of subsidiary (Note 35)	—	—	57,355	190	1,293	163,146	103,928	9,201	335,113
Additions	—	—	—	22,623	191,595	—	—	2,452	216,670
Disposal, net	—	—	—	(423)	—	—	—	—	(423)
Transfer	—	360,540	—	—	(360,540)	—	—	—	—
Amortization	(134,326)	(120,451)	(12,719)	(33,423)	—	—	(7,465)	(24,086)	(332,470)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Closing net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

As at December 31, 2019
Cost	690,910	404,573	57,355	111,939	157,429	289,161	104,888	80,263	1,896,518
Accumulated amortization	(690,910)	(127,663)	(12,719)	(46,940)	—	—	(7,489)	(33,832)	(919,553)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

Year ended December 31, 2020
Opening net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948
Additions	—	—	3,153	18,365	176,002	—	50,604	—	248,124
Disposal, net	—	(576)	—	—	—	—	—	—	(576)
Write-off	—	(17,662)	—	—	(5,597)	—	—	—	(23,259)
Transfer	—	206,712	—	—	(206,712)	—	—	—	—
Amortization	—	(176,619)	(18,080)	(38,203)	—	—	(23,858)	(25,937)	(282,697)
Exchange differences	—	(1,077)	—	(400)	—	—	—	—	(1,477)
Closing net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

As at December 31, 2020
Cost	690,910	589,526	60,508	130,304	121,122	289,161	155,492	80,263	2,117,286
Accumulated amortization	(690,910)	(300,761)	(30,799)	(85,143)	—	—	(31,347)	(59,769)	(1,198,729)
Exchange differences	—	(1,091)	—	(403)	—	—	—	—	(1,494)
Net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

Schedule of key assumption used for calculations of goodwill

	For the year ended December 31,
	2019	2020
	RMB'000	RMB'000

Revenue growth rate	8%-55%	8%-55%
Long term growth rate	3%	3%
Pre‑tax discount rate	16.26%	16.00%